Environmental Liabilities - Reconciliation between Undiscounted Basis of Environmental Liabilities and Amount Recognized on Consolidated Balance Sheets (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	$ 137	$ 148
Less: discounting environmental liabilities to present value	(4)	(7)
Discounted environmental liabilities	133	141
PCB [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	80	97
Less: discounting environmental liabilities to present value	(4)	(7)
Discounted environmental liabilities	76	90
Land Assessment and Remediation [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	57	51
Less: discounting environmental liabilities to present value	0	0
Discounted environmental liabilities	$ 57	$ 51